EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

12.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2009, 2010 and 2011 as follows:

	2009	2010	2011
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	112,512	234,661	386,508
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	55,559,252	55,485,256	56,754,240
Effect of dilutive share options	209,614	1,329,247	2,313,184
Denominator for diluted earnings per share	55,768,866	56,814,503	59,067,424
Basic earnings per share	2.03	4.23	6.81
Diluted earnings per share	2.02	4.13	6.54

The Company excluded outstanding share options of 3,688,627 in 2009, 1,341,778 in 2010 and 1,294,660 in 2011 from the calculation of diluted earnings per common share because the exercise prices of these share options were greater than or equal to the average market value of the common shares. These options could be included in the calculation in the future if the average market value of the common shares increases and is greater than the exercise price of these options.